FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME	12 Months Ended
Dec. 31, 2022
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME
FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

24.    FINANCIAL ASSETS AT FAIR VALUE THROUGH OTHER COMPREHENSIVE INCOME

	December 31,
	2021	2022
	RMB	RMB

Non-current assets
Unlisted equity instruments	588	616
Listed equity instruments	179	114

Current assets
Trade accounts receivable and bills receivable (i)	5,939	3,507
	6,706	4,237

Note:

(i)	As at December 31, 2021 and 2022, bills receivable and certain trade accounts receivable were classified as financial assets at fair value through other comprehensive income, as relevant business model is achieved both by collecting contractual cash flows and selling of these assets.